Recent Accounting Pronouncements	12 Months Ended
Dec. 31, 2021
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Recent Accounting Pronouncements
3. Recent Accounting Pronouncements
The following IFRS amendments and interpretations are effective from January 1, 2021 but they do not have a material impact on the Group’s consolidated financial statements:

•	Amendments to IFRS 9, IAS 39, IFRS 7, IFRS 4 and IFRS 16 – Interest Rate Benchmark Reform – Phase 2

•	Amendments to IFRS 16 – Covid-19-related Rent Concessions beyond 30 June 2021
The new and revised standards and interpretations that are issued but are not yet effective for the periods presented were not early adopted by the Group in preparing these consolidated financial statements.

Standard or interpretation	Effective date	Planned application by Satellogic in reporting year
Amendments to IFRS 3: References to Conceptual Framework	January 1, 2022	2022
Amendments to IAS 37: Onerous contracts—Cost of fulfilling a contract	January 1, 2022	2022
Amendments to IAS 16: Property, Plant and Equipment: Proceeds before Intended Use	January 1, 2022	2022
Annual Improvements to IFRS Standards 2018 - 2020	January 1, 2022	2022
Amendments to IAS 1: Classification of Liabilities as Current or Non-current	January 1, 2023	2023
IFRS 17 and amendments to IFRS 17: Insurance Contracts	January 1, 2023	2023
Amendments to IAS 8: Definition of Accounting Estimates	January 1, 2023	2023
Amendments to IAS 12: Deferred Tax related to Assets and Liabilities arising from a Single Transaction	January 1, 2023	2023
Amendments to IAS 1 and IFRS Practice Statement 2: Disclosure of Accounting Policies	January 1, 2023	2023
Amendments to IFRS 10 and IAS 28: Sale or Contribution of Assets between an Investor and its Associate or Joint Venture	Deferred indefinitely
The Group is still evaluating the potential impact of these issued, but not yet effective new and revised standards and interpretations; however, the Group does not expect the adoption these standards to have a material impact on the Consolidated Financial Statements.